UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2011

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Lifetime Retirement Income Fund

QUARTERLY REPORT

July 31, 2011

MFS Lifetime Retirement Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Absolute Return Fund - Class I	224,506	$2,245,063
MFS Commodity Strategy Fund - Class I	82,560	1,112,086
MFS Core Growth Fund - Class I (a)	231,821	4,430,096
MFS Emerging Markets Debt Fund - Class I	75,334	1,128,502
MFS Global Bond Fund - Class I	510,180	5,652,794
MFS Global Real Estate Fund - Class I	77,053	1,117,262
MFS Government Securities Fund - Class I	1,091,670	11,276,956
MFS High Income Fund - Class I	963,504	3,372,265
MFS Inflation-Adjusted Bond Fund - Class I	1,022,497	11,339,495
MFS International Growth Fund - Class I	41,252	1,118,340
MFS International Value Fund - Class I	41,036	1,125,207
MFS Limited Maturity Fund - Class I	3,646,527	22,499,072
MFS Mid Cap Growth Fund - Class I (a)	343,113	3,300,749
MFS Mid Cap Value Fund - Class I	236,190	3,309,022
MFS New Discovery Fund - Class I	41,438	1,091,891
MFS New Discovery Value Fund - Class I (a)	114,745	1,104,990
MFS Research Bond Fund - Class I	2,323,709	24,817,212
MFS Research Fund - Class I	168,215	4,419,015
MFS Research International Fund - Class I	203,803	3,366,830
MFS Value Fund - Class I	189,706	4,418,250

Total Underlying Affiliated Funds		$112,245,097

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	2	$2

Total Investments		$112,245,099

Other Assets, Less Liabilities – (0.0)%		(18,498)

Net Assets – 100.0%		$112,226,601

(a)	Non-income producing security
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$112,245,099	$—	$—	$112,245,099

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$103,219,184

Gross unrealized appreciation	$9,048,550
Gross unrealized depreciation	(22,635)

Net unrealized appreciation (depreciation)	$9,025,915

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	227,817	(3,311)	224,506
MFS Commodity Strategy Fund	70,131	16,878	(4,449)	82,560
MFS Core Growth Fund	103,713	136,630	(8,522)	231,821
MFS Diversified Target Return Fund	220,826	10,454	(231,280)	—
MFS Emerging Markets Debt Fund	69,556	8,555	(2,777)	75,334
MFS Global Bond Fund	469,051	58,571	(17,442)	510,180
MFS Global Real Estate Fund	67,793	12,554	(3,294)	77,053
MFS Government Securities Fund	998,922	125,367	(32,619)	1,091,670
MFS High Income Fund	856,940	136,185	(29,621)	963,504
MFS Inflation-Adjusted Bond Fund	956,634	107,073	(41,210)	1,022,497
MFS Institutional Money Market Portfolio	6,884	2,932,218	(2,939,100)	2
MFS International Growth Fund	35,756	7,059	(1,563)	41,252
MFS International Value Fund	36,566	6,564	(2,094)	41,036
MFS Limited Maturity Fund	3,290,946	452,626	(97,045)	3,646,527
MFS Mid Cap Growth Fund	298,212	59,842	(14,941)	343,113
MFS Mid Cap Value Fund	207,531	36,954	(8,295)	236,190
MFS New Discovery Fund	71,714	7,888	(38,164)	41,438
MFS New Discovery Value Fund	—	117,559	(2,814)	114,745
MFS Research Bond Fund	2,116,542	277,785	(70,618)	2,323,709
MFS Research Fund	297,449	24,536	(153,770)	168,215
MFS Research International Fund	176,853	36,986	(10,036)	203,803
MFS Value Fund	81,745	112,659	(4,698)	189,706

3

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(233)	$—	$7,282	$2,245,062
MFS Commodity Strategy Fund	(2,251)	—	—	1,112,087
MFS Core Growth Fund	501	—	—	4,430,096
MFS Diversified Target Return Fund	124,998	—	—	—
MFS Emerging Markets Debt Fund	(631)	—	14,374	1,128,502
MFS Global Bond Fund	770	12,431	28,991	5,652,794
MFS Global Real Estate Fund	(669)	—	17,559	1,117,262
MFS Government Securities Fund	(5,271)	—	87,570	11,276,956
MFS High Income Fund	(1,296)	—	56,285	3,372,265
MFS Inflation-Adjusted Bond Fund	2,235	—	78,714	11,339,495
MFS Institutional Money Market Portfolio	—	—	15	2
MFS International Growth Fund	(190)	—	—	1,118,340
MFS International Value Fund	(138)	—	—	1,125,207
MFS Limited Maturity Fund	(7,345)	—	165,828	22,499,072
MFS Mid Cap Growth Fund	(310)	—	—	3,300,749
MFS Mid Cap Value Fund	(377)	—	—	3,309,022
MFS New Discovery Fund	218,119	—	—	1,091,891
MFS New Discovery Value Fund	(143)	—	—	1,104,990
MFS Research Bond Fund	(1,060)	—	233,613	24,817,212
MFS Research Fund	451,540	—	—	4,419,015
MFS Research International Fund	(1,274)	—	—	3,366,830
MFS Value Fund	(2,110)	—	15,941	4,418,250

	$774,866	$12,431	$706,172	$112,245,099

4

MFS® Lifetime 2010 Fund

QUARTERLY REPORT

July 31, 2011

MFS Lifetime 2010 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Absolute Return Fund - Class I	124,156	$1,241,554
MFS Commodity Strategy Fund - Class I	45,679	615,296
MFS Core Growth Fund - Class I (a)	128,953	2,464,283
MFS Emerging Markets Debt Fund - Class I	41,838	626,740
MFS Global Bond Fund - Class I	283,512	3,141,315
MFS Global Real Estate Fund - Class I	42,756	619,960
MFS Government Securities Fund - Class I	604,057	6,239,905
MFS High Income Fund - Class I	533,923	1,868,731
MFS Inflation-Adjusted Bond Fund - Class I	567,435	6,292,853
MFS International Growth Fund - Class I	22,816	618,544
MFS International Value Fund - Class I	22,712	622,776
MFS Limited Maturity Fund - Class I	2,017,606	12,448,630
MFS Mid Cap Growth Fund - Class I (a)	192,140	1,848,390
MFS Mid Cap Value Fund - Class I	131,797	1,846,472
MFS New Discovery Fund - Class I	23,300	613,957
MFS New Discovery Value Fund - Class I (a)	64,039	616,694
MFS Research Bond Fund - Class I	1,285,865	13,733,037
MFS Research Fund - Class I	93,696	2,461,391
MFS Research International Fund - Class I	112,689	1,861,630
MFS Value Fund - Class I	105,666	2,460,958

Total Underlying Affiliated Funds		$62,243,116

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	1	$1

Total Investments		$62,243,117

Other Assets, Less Liabilities – 0.0%		11,584

Net Assets – 100.0%		$62,254,701

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$62,243,117	$—	$—	$62,243,117

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$55,940,334

Gross unrealized appreciation	$6,315,835
Gross unrealized depreciation	(13,052)

Net unrealized appreciation (depreciation)	$6,302,783

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	127,507	(3,351)	124,156
MFS Commodity Strategy Fund	39,374	10,384	(4,079)	45,679
MFS Core Growth Fund	58,228	77,921	(7,196)	128,953
MFS Diversified Target Return Fund	123,978	11,210	(135,188)	—
MFS Emerging Markets Debt Fund	39,051	4,677	(1,890)	41,838
MFS Global Bond Fund	263,339	33,893	(13,720)	283,512
MFS Global Real Estate Fund	38,062	6,877	(2,183)	42,756
MFS Government Securities Fund	560,825	70,273	(27,041)	604,057
MFS High Income Fund	481,112	75,016	(22,205)	533,923
MFS Inflation-Adjusted Bond Fund	537,084	62,917	(32,566)	567,435
MFS Institutional Money Market Portfolio	57,679	6,702,749	(6,760,427)	1
MFS International Growth Fund	20,075	3,612	(871)	22,816
MFS International Value Fund	20,529	3,299	(1,116)	22,712
MFS Limited Maturity Fund	1,847,638	251,097	(81,129)	2,017,606
MFS Mid Cap Growth Fund	167,425	33,770	(9,055)	192,140
MFS Mid Cap Value Fund	116,514	20,564	(5,281)	131,797
MFS New Discovery Fund	40,262	5,773	(22,735)	23,300
MFS New Discovery Value Fund	—	66,341	(2,302)	64,039
MFS Research Bond Fund	1,188,291	153,701	(56,127)	1,285,865
MFS Research Fund	166,997	18,577	(91,878)	93,696
MFS Research International Fund	99,290	18,527	(5,128)	112,689
MFS Value Fund	45,895	63,242	(3,471)	105,666

3

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(284)	$—	$4,123	$1,241,554
MFS Commodity Strategy Fund	(831)	—	—	615,296
MFS Core Growth Fund	1,800	—	—	2,464,283
MFS Diversified Target Return Fund	190,532	—	—	—
MFS Emerging Markets Debt Fund	127	—	8,265	626,740
MFS Global Bond Fund	928	—	23,813	3,141,315
MFS Global Real Estate Fund	(161)	7,315	3,018	619,960
MFS Government Securities Fund	(538)	—	50,310	6,239,905
MFS High Income Fund	(1,221)	—	32,355	1,868,731
MFS Inflation-Adjusted Bond Fund	4,800	—	45,212	6,292,853
MFS Institutional Money Market Portfolio	—	—	30	1
MFS International Growth Fund	(131)	—	—	618,544
MFS International Value Fund	62	—	—	622,776
MFS Limited Maturity Fund	(12,662)	—	95,282	12,448,630
MFS Mid Cap Growth Fund	887	—	—	1,848,390
MFS Mid Cap Value Fund	567	—	—	1,846,472
MFS New Discovery Fund	304,599	—	—	613,957
MFS New Discovery Value Fund	10	—	—	616,694
MFS Research Bond Fund	(420)	—	134,252	13,733,037
MFS Research Fund	340,701	—	—	2,461,391
MFS Research International Fund	(427)	—	—	1,861,630
MFS Value Fund	(1,439)	—	9,083	2,460,958

	$826,899	$7,315	$405,743	$62,243,117

4

MFS® Lifetime 2020 Fund

QUARTERLY REPORT

July 31, 2011

MFS Lifetime 2020 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Absolute Return Fund - Class I	163,812	$1,638,111
MFS Commodity Strategy Fund - Class I	279,541	3,765,419
MFS Core Growth Fund - Class I (a)	562,815	10,755,392
MFS Emerging Markets Debt Fund - Class I	285,727	4,280,183
MFS Global Bond Fund - Class I	646,747	7,165,960
MFS Global Real Estate Fund - Class I	178,731	2,591,600
MFS Government Securities Fund - Class I	1,374,168	14,195,160
MFS High Income Fund - Class I	2,023,548	7,082,416
MFS Inflation-Adjusted Bond Fund - Class I	752,142	8,341,259
MFS International Growth Fund - Class I	146,816	3,980,189
MFS International New Discovery Fund - Class I	50,467	1,182,445
MFS International Value Fund - Class I	147,016	4,031,183
MFS Limited Maturity Fund - Class I	361,665	2,231,476
MFS Mid Cap Growth Fund - Class I (a)	933,021	8,975,664
MFS Mid Cap Value Fund - Class I	643,423	9,014,361
MFS New Discovery Fund - Class I	72,944	1,922,080
MFS New Discovery Value Fund - Class I (a)	202,459	1,949,680
MFS Research Bond Fund - Class I	1,703,731	18,195,843
MFS Research Fund - Class I	407,261	10,698,738
MFS Research International Fund - Class I	485,042	8,012,901
MFS Value Fund - Class I	456,018	10,620,651

Total Underlying Affiliated Funds		$140,630,711

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	4	$4

Total Investments		$140,630,715

Other Assets, Less Liabilities – (0.0)%		(5,621)

Net Assets – 100.0%		$140,625,094

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$140,630,715	$—	$—	$140,630,715

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$126,232,310

Gross unrealized appreciation	$14,429,388
Gross unrealized depreciation	(30,983)

Net unrealized appreciation (depreciation)	$14,398,405

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	163,812	—	163,812
MFS Commodity Strategy Fund	257,667	38,899	(17,025)	279,541
MFS Core Growth Fund	539,861	32,174	(9,220)	562,815
MFS Diversified Target Return Fund	162,658	9,425	(172,083)	—
MFS Emerging Markets Debt Fund	277,481	15,458	(7,212)	285,727
MFS Global Bond Fund	626,630	38,801	(18,684)	646,747
MFS Global Real Estate Fund	170,962	11,520	(3,751)	178,731
MFS Government Securities Fund	1,322,688	77,649	(26,169)	1,374,168
MFS High Income Fund	1,897,679	155,715	(29,846)	2,023,548
MFS Inflation-Adjusted Bond Fund	705,073	58,882	(11,813)	752,142
MFS Institutional Money Market Portfolio	11	6,795,804	(6,795,811)	4
MFS International Growth Fund	138,244	10,609	(2,037)	146,816
MFS International New Discovery Fund	49,524	2,488	(1,545)	50,467
MFS International Value Fund	142,322	8,076	(3,382)	147,016
MFS Limited Maturity Fund	243,584	118,081	—	361,665
MFS Mid Cap Growth Fund	881,337	67,787	(16,103)	933,021
MFS Mid Cap Value Fund	616,490	33,315	(6,382)	643,423
MFS New Discovery Fund	138,802	7,785	(73,643)	72,944
MFS New Discovery Value Fund	—	203,239	(780)	202,459
MFS Research Bond Fund	1,602,971	121,274	(20,514)	1,703,731
MFS Research Fund	387,276	22,943	(2,958)	407,261
MFS Research International Fund	456,384	37,533	(8,875)	485,042
MFS Value Fund	426,076	31,956	(2,014)	456,018

3

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$—	$—	$5,353	$1,638,111
MFS Commodity Strategy Fund	2,282	—	—	3,765,419
MFS Core Growth Fund	(4,974)	—	—	10,755,392
MFS Diversified Target Return Fund	140,330	—	—	—
MFS Emerging Markets Debt Fund	(2,270)	—	56,507	4,280,183
MFS Global Bond Fund	1,454	—	54,278	7,165,960
MFS Global Real Estate Fund	(571)	31,228	12,883	2,591,600
MFS Government Securities Fund	(4,552)	—	114,573	14,195,160
MFS High Income Fund	(7,847)	—	122,778	7,082,416
MFS Inflation-Adjusted Bond Fund	917	—	58,484	8,341,259
MFS Institutional Money Market Portfolio	—	—	30	4
MFS International Growth Fund	777	—	—	3,980,189
MFS International New Discovery Fund	(1,414)	—	—	1,182,445
MFS International Value Fund	2,537	—	—	4,031,183
MFS Limited Maturity Fund	—	—	14,610	2,231,476
MFS Mid Cap Growth Fund	(703)	—	—	8,975,664
MFS Mid Cap Value Fund	217	—	—	9,014,361
MFS New Discovery Fund	923,310	—	—	1,922,080
MFS New Discovery Value Fund	(109)	—	—	1,949,680
MFS Research Bond Fund	(277)	—	176,168	18,195,843
MFS Research Fund	1,019	—	—	10,698,738
MFS Research International Fund	(10,276)	—	—	8,012,901
MFS Value Fund	(2,170)	—	50,419	10,620,651

	$1,037,680	$31,228	$666,083	$140,630,715

4

MFS® Lifetime 2030 Fund

QUARTERLY REPORT

July 31, 2011

MFS Lifetime 2030 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Absolute Return Fund - Class I	64,260	$642,596
MFS Commodity Strategy Fund - Class I	361,395	4,867,995
MFS Core Growth Fund - Class I (a)	648,218	12,387,449
MFS Emerging Markets Debt Fund - Class I	130,694	1,957,799
MFS Emerging Markets Equity Fund - Class I	44,594	1,558,116
MFS Global Bond Fund - Class I	236,421	2,619,541
MFS Global Real Estate Fund - Class I	288,756	4,186,959
MFS High Income Fund - Class I	923,129	3,230,953
MFS Inflation-Adjusted Bond Fund - Class I	404,206	4,482,641
MFS International Growth Fund - Class I	234,408	6,354,811
MFS International New Discovery Fund - Class I	132,528	3,105,124
MFS International Value Fund - Class I	235,827	6,466,379
MFS Mid Cap Growth Fund - Class I (a)	1,051,430	10,114,760
MFS Mid Cap Value Fund - Class I	722,943	10,128,438
MFS New Discovery Fund - Class I	89,442	2,356,801
MFS New Discovery Value Fund - Class I (a)	246,475	2,373,553
MFS Research Bond Fund - Class I	292,522	3,124,140
MFS Research Fund - Class I	328,864	8,639,269
MFS Research International Fund - Class I	492,800	8,141,061
MFS Value Fund - Class I	528,225	12,302,360

Total Underlying Affiliated Funds		$109,040,745

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	1,003	$1,003

Total Investments		$109,041,748

Other Assets, Less Liabilities – 0.0%		3,129

Net Assets – 100.0%		$109,044,877

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$109,041,748	$—	$—	$109,041,748

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$96,357,505

Gross unrealized appreciation	$12,714,642
Gross unrealized depreciation	(30,399)

Net unrealized appreciation (depreciation)	$12,684,243

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	64,482	(222)	64,260
MFS Commodity Strategy Fund	311,908	67,608	(18,121)	361,395
MFS Core Growth Fund	595,224	57,996	(5,002)	648,218
MFS Diversified Target Return Fund	61,489	5,227	(66,716)	—
MFS Emerging Markets Debt Fund	116,673	15,671	(1,650)	130,694
MFS Emerging Markets Equity Fund	39,717	5,437	(560)	44,594
MFS Global Bond Fund	210,128	30,927	(4,634)	236,421
MFS Global Real Estate Fund	264,073	27,804	(3,121)	288,756
MFS High Income Fund	798,036	132,056	(6,963)	923,129
MFS Inflation-Adjusted Bond Fund	373,011	45,673	(14,478)	404,206
MFS Institutional Money Market Portfolio	11	9,259,940	(9,258,948)	1,003
MFS International Growth Fund	211,049	25,205	(1,846)	234,408
MFS International New Discovery Fund	120,707	13,095	(1,274)	132,528
MFS International Value Fund	215,941	22,588	(2,702)	235,827
MFS Mid Cap Growth Fund	941,246	115,406	(5,222)	1,051,430
MFS Mid Cap Value Fund	655,220	68,482	(759)	722,943
MFS New Discovery Fund	159,797	16,347	(86,702)	89,442
MFS New Discovery Value Fund	—	246,573	(98)	246,475
MFS Research Bond Fund	267,656	31,327	(6,461)	292,522
MFS Research Fund	298,414	31,539	(1,089)	328,864
MFS Research International Fund	440,147	57,347	(4,694)	492,800
MFS Value Fund	469,185	59,999	(959)	528,225

3

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(24)	$—	$2,079	$642,596
MFS Commodity Strategy Fund	(1,211)	—	—	4,867,995
MFS Core Growth Fund	(2,672)	—	—	12,387,449
MFS Diversified Target Return Fund	32,131	—	—	—
MFS Emerging Markets Debt Fund	(1,024)	—	24,791	1,957,799
MFS Emerging Markets Equity Fund	(757)	—	—	1,558,116
MFS Global Bond Fund	(23)	—	19,055	2,619,541
MFS Global Real Estate Fund	(673)	49,749	20,524	4,186,959
MFS High Income Fund	(594)	—	53,878	3,230,953
MFS Inflation-Adjusted Bond Fund	1,331	—	31,277	4,482,641
MFS Institutional Money Market Portfolio	—	—	45	1,003
MFS International Growth Fund	(502)	—	—	6,354,811
MFS International New Discovery Fund	(204)	—	—	3,105,124
MFS International Value Fund	15	—	—	6,466,379
MFS Mid Cap Growth Fund	(1,644)	—	—	10,114,760
MFS Mid Cap Value Fund	(205)	—	—	10,128,438
MFS New Discovery Fund	599,545	—	—	2,356,801
MFS New Discovery Value Fund	(35)	—	—	2,373,553
MFS Research Bond Fund	(116)	—	29,941	3,124,140
MFS Research Fund	(179)	—	—	8,639,269
MFS Research International Fund	(8,240)	—	—	8,141,061
MFS Value Fund	(2,307)	—	57,526	12,302,360

Total Underlying Affiliated Funds	$612,612	$49,749	$239,116	$109,041,748

4

MFS® Lifetime 2040 Fund

QUARTERLY REPORT

July 31, 2011

MFS Lifetime 2040 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Commodity Strategy Fund - Class I	278,199	$3,747,363
MFS Core Growth Fund - Class I (a)	465,064	8,887,367
MFS Emerging Markets Equity Fund - Class I	42,961	1,501,044
MFS Global Real Estate Fund - Class I	256,712	3,722,325
MFS Inflation-Adjusted Bond Fund - Class I	174,059	1,930,310
MFS International Growth Fund - Class I	192,477	5,218,056
MFS International New Discovery Fund - Class I	127,455	2,986,265
MFS International Value Fund - Class I	192,946	5,290,591
MFS Mid Cap Growth Fund - Class I (a)	766,193	7,370,774
MFS Mid Cap Value Fund - Class I	525,326	7,359,818
MFS New Discovery Fund - Class I	69,507	1,831,503
MFS New Discovery Value Fund - Class I (a)	191,153	1,840,808
MFS Research Bond Fund - Class I	178,470	1,906,058
MFS Research Fund - Class I	224,729	5,903,628
MFS Research International Fund - Class I	363,187	5,999,845
MFS Value Fund - Class I	379,834	8,846,323

Total Underlying Affiliated Funds		$74,342,078

Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	112,432	$112,432

Total Investments		$74,454,510

Other Assets, Less Liabilities – (0.1)%		(84,850)

Net Assets – 100.0%		$74,369,660

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$74,454,510	$—	$—	$74,454,510

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$64,239,802

Gross unrealized appreciation	$10,228,068
Gross unrealized depreciation	(13,360)

Net unrealized appreciation (depreciation)	$10,214,708

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	245,083	49,451	(16,335)	278,199
MFS Core Growth Fund	435,474	41,549	(11,959)	465,064
MFS Emerging Markets Equity Fund	38,377	5,207	(623)	42,961
MFS Global Real Estate Fund	237,168	23,889	(4,345)	256,712
MFS Inflation-Adjusted Bond Fund	166,865	18,441	(11,247)	174,059
MFS Institutional Money Market Portfolio	4,270	5,729,022	(5,620,860)	112,432
MFS International Growth Fund	175,169	19,598	(2,290)	192,477
MFS International New Discovery Fund	116,811	12,555	(1,911)	127,455
MFS International Value Fund	179,246	16,637	(2,937)	192,946
MFS Mid Cap Growth Fund	695,055	88,297	(17,159)	766,193
MFS Mid Cap Value Fund	484,106	49,471	(8,251)	525,326
MFS New Discovery Fund	125,489	12,551	(68,533)	69,507
MFS New Discovery Value Fund	—	193,319	(2,166)	191,153
MFS Research Bond Fund	167,807	19,431	(8,768)	178,470
MFS Research Fund	208,173	20,470	(3,914)	224,729
MFS Research International Fund	330,096	37,922	(4,831)	363,187
MFS Value Fund	343,261	41,407	(4,834)	379,834

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(5,720)	$—	$—	$3,747,363
MFS Core Growth Fund	(2,936)	—	—	8,887,367
MFS Emerging Markets Equity Fund	(843)	—	—	1,501,044
MFS Global Real Estate Fund	(1,301)	43,693	18,026	3,722,325
MFS Inflation-Adjusted Bond Fund	939	—	13,623	1,930,310
MFS Institutional Money Market Portfolio	—	—	36	112,432
MFS International Growth Fund	(1,159)	—	—	5,218,056
MFS International New Discovery Fund	(897)	—	—	2,986,265
MFS International Value Fund	(964)	—	—	5,290,591
MFS Mid Cap Growth Fund	82	—	—	7,370,774
MFS Mid Cap Value Fund	(170)	—	—	7,359,818
MFS New Discovery Fund	448,334	—	—	1,831,503
MFS New Discovery Value Fund	(542)	—	—	1,840,808
MFS Research Bond Fund	(87)	—	18,372	1,906,058
MFS Research Fund	(632)	—	—	5,903,628
MFS Research International Fund	(13,858)	—	—	5,999,845
MFS Value Fund	(12,573)	—	41,269	8,846,323

	$407,673	$43,693	$91,326	$74,454,510

3

MFS® Lifetime 2050 Fund

QUARTERLY REPORT

July 31, 2011

MFS Lifetime 2050 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 98.4%
MFS Commodity Strategy Fund - Class I	13,942	$187,805
MFS Core Growth Fund - Class I (a)	23,586	450,731
MFS Emerging Markets Equity Fund - Class I	2,150	75,122
MFS Global Real Estate Fund - Class I	12,953	187,819
MFS Inflation-Adjusted Bond Fund - Class I	8,467	93,902
MFS International Growth Fund - Class I	9,699	262,934
MFS International New Discovery Fund - Class I	6,412	150,244
MFS International Value Fund- Class I	9,589	262,939
MFS Mid Cap Growth Fund - Class I (a)	39,045	375,609
MFS Mid Cap Value Fund - Class I	26,810	375,609
MFS New Discovery Fund - Class I	3,564	93,902
MFS New Discovery Value Fund - Class I (a)	9,751	93,902
MFS Research Bond Fund - Class I	8,792	93,902
MFS Research Fund - Class I	11,438	300,487
MFS Research International Fund - Class I	18,189	300,488
MFS Value Fund - Class I	19,353	450,731

Total Underlying Affiliated Funds		$3,756,126

Money Market Funds (v) – 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	10,944	$10,944

Total Investments		$3,767,070

Other Assets, Less Liabilities – 1.3%		50,970

Net Assets – 100.0%		$3,818,040

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Lifetime 2050 Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,767,070	$—	$—	$3,767,070

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Lifetime 2050 Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,530,929

Gross unrealized appreciation	$238,001
Gross unrealized depreciation	(1,860)

Net unrealized appreciation (depreciation)	$236,141

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	9,922	5,397	(1,377)	13,942
MFS Core Growth Fund	17,462	7,151	(1,027)	23,586
MFS Emerging Markets Equity Fund	1,543	709	(102)	2,150
MFS Global Real Estate Fund	9,497	4,026	(570)	12,953
MFS Inflation Adjusted Bond Fund	6,708	2,889	(1,130)	8,467
MFS Institutional Money Market Portfolio	12,511	1,105,335	(1,106,902)	10,944
MFS International Growth Fund	7,029	3,084	(414)	9,699
MFS International New Discovery Fund	4,681	2,045	(314)	6,412
MFS International Value Fund	7,206	3,005	(622)	9,589
MFS Mid Cap Growth Fund	27,863	12,351	(1,169)	39,045
MFS Mid Cap Value Fund	19,408	8,062	(660)	26,810
MFS New Discovery Fund	5,041	1,969	(3,446)	3,564
MFS New Discovery Value Fund	—	9,858	(107)	9,751
MFS Research Bond Fund	6,747	2,939	(894)	8,792
MFS Research Fund	8,345	3,414	(321)	11,438
MFS Research International Fund	13,239	5,899	(949)	18,189
MFS Value Fund	13,753	6,067	(467)	19,353

MFS Lifetime 2050 Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(327)	$—	$—	$187,805
MFS Core Growth Fund	68	—	—	450,731
MFS Emerging Markets Equity Fund	(70)	—	—	75,122
MFS Global Real Estate Fund	(166)	2,209	911	187,819
MFS Inflation Adjusted Bond Fund	186	—	668	93,902
MFS Institutional Money Market Portfolio	—	—	5	10,944
MFS International Growth Fund	(48)	—	—	262,934
MFS International New Discovery Fund	(2)	—	—	150,244
MFS International Value Fund	115	—	—	262,939
MFS Mid Cap Growth Fund	(157)	—	—	375,609
MFS Mid Cap Value Fund	(105)	—	—	375,609
MFS New Discovery Fund	3,447	—	—	93,902
MFS New Discovery Value Fund	(24)	—	—	93,902
MFS Research Bond Fund	—	—	899	93,902
MFS Research Fund	(54)	—	—	300,487
MFS Research International Fund	21	—	—	300,488
MFS Value Fund	(265)	—	2,088	450,731

	$2,619	$2,209	$4,571	$3,767,070

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.